PARTNERS VARIABLE ANNUITY SERIESSM

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement Dated November 10, 2014

to the

Prospectus dated May 1, 2014

Effective on or about November 10, 2014, the Fund Facilitation Fee for the TA BlackRock Global Allocation subaccount (0.10%) will no longer be applied. All reference to this fee with regards to the TA BlackRock Global Allocation subaccount in the prospectus is hereby deleted.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Partners Variable Annuity SeriesSM dated May 1, 2014